Earnings per Share (Schedule of (Loss)/Income Allocated to Holders of Ordinary Shareholders) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
(Loss)/profit for the year attributable to Kenon's shareholders	$ (13,359)	$ 434,213	$ 236,590
Profit/(loss) for the year from discontinued operations (after tax)	24,653	(5,631)	476,565
Less: NCI			(24,928)
Profit/(loss) for the year from discontinued operations (after tax) attributable to Kenon's shareholders	24,653	(5,631)	451,637
(Loss)/profit for the year from continuing operations attributable to Kenon's shareholders	$ (38,012)	$ 439,844	$ (215,047)